Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Details) $ in Thousands													1 Months Ended	12 Months Ended	13 Months Ended
	Mar. 20, 2023 USD ($)	Dec. 15, 2022 USD ($) vessel	Dec. 07, 2022 USD ($)	Aug. 03, 2021 USD ($)	Sep. 17, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 25, 2019 USD ($)	Jun. 30, 2017 USD ($)	Oct. 28, 2016 USD ($)	Jul. 31, 2015 USD ($) vessel	Oct. 30, 2013 USD ($) vessel	Oct. 25, 2013 USD ($) vessel	Aug. 31, 2021 USD ($) facility	Dec. 31, 2023 USD ($) payment	Dec. 31, 2023 USD ($) payment	Dec. 31, 2022 USD ($)	Jun. 30, 2019	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Minimum amount of cash and cash equivalents as a percentage of net debt or total debt														5.00%
Number of debt facilities guaranteed | facility													4
October 2016 Secured Term Loan and Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 220,000
Debt instrument term									7 years
June 2017 Secured Term Loan And Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 160,800
Debt instrument term								6 years
June 2017 Secured Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 100,000
June 2017 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 60,800
March 2019 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 107,000
Debt margin percentage														2.66%
Line of credit facility periodic payment														$ 2,300
Debt instrument term							6 years
Line of credit facility amount outstanding														$ 63,500	$ 63,500
Number of periodic payments | payment														8	8
Final payment amount														$ 54,400	$ 54,400
Minimum amount of cash and cash equivalents							$ 35,000
Minimum amount of cash and cash equivalents as a percentage of net debt or total debt							5.00%
Collateral requirements percentage							130.00%
September 2020 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 210,000
Debt margin percentage														2.76%
Line of credit facility periodic payment														$ 7,400
Line of credit facility amount outstanding														158,200	158,200
Final payment amount														150,900	150,900
Minimum amount of cash and cash equivalents					$ 35,000
Collateral requirements percentage					125.00%
Minimum amount of cash and cash equivalents as a percentage of total debt					5.00%
Minimum ratio of stockholders' equity to total assets					30.00%
2019 Senior Secured Term Loan Facility [Member] | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 66,950
Line of credit facility periodic payment														2,900
Line of credit facility amount outstanding														40,800	40,800
Final payment amount														$ 26,200	26,200
Collateral requirements percentage													135.00%
Minimum ratio of stockholders' equity to total assets													30.00%
Cash and cash equivalents													$ 50,000
Percentage of senior secured loan owed													5.00%
December 2022 Secured Term Loan And Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 111,800
Debt margin percentage														2.09%
Line of credit facility periodic payment														$ 3,100
Line of credit facility amount outstanding														72,300	72,300
Final payment amount														$ 39,700	39,700
Minimum amount of cash and cash equivalents			$ 50,000
Collateral requirements percentage			135.00%
Minimum amount of cash and cash equivalents as a percentage of total debt			5.00%
Minimum ratio of stockholders' equity to total assets			30.00%
Greater Bay JV Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 151,300
Debt margin percentage														2.20%
Line of credit facility periodic payment														$ 2,700
Line of credit facility amount outstanding														$ 141,800	141,800
Minimum amount of cash and cash equivalents		$ 35,000
Collateral requirements percentage		125.00%
Minimum amount of cash and cash equivalents as a percentage of total debt		5.00%
Minimum ratio of stockholders' equity to total assets		30.00%
Number of vessels to be financed | vessel		5
Proceeds from issuance of long-term debt															151,300
Period for final payment														6 years
Number of assets securing facility | vessel		5
Greater Bay JV Term Loan Facility [Member] | Subsidiaries, Greater Bay JV Entities [Member]
Debt Instrument [Line Items]
Minimum amount of cash and cash equivalents		$ 3,000
Period from first drawdown for minimum amount of cash and cash equivalents		12 months
March 2023 Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000
Debt margin percentage	2.10%
Debt instrument term	6 years
Line of credit facility amount outstanding														$ 175,000	175,000
Final payment amount	$ 8,300
Minimum amount of cash and cash equivalents	$ 50,000
Collateral requirements percentage	130.00%
Minimum amount of cash and cash equivalents as a percentage of total debt	5.00%
Minimum ratio of stockholders' equity to total assets	30.00%
Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 69,100
Debt margin percentage						2.01%
Debt instrument term						7 years
Unsecured debt														41,300	41,300	$ 48,100
Fair value amount in excess of debt secured														$ 39,900	$ 39,900	$ 28,900
Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Debt Instrument [Line Items]
Derivative interest rate														0.369%	0.369%
Interest Rate Swap [Member] | Societe Generale [Member]
Debt Instrument [Line Items]
Derivative interest rate														0.3615%	0.3615%
Minimum [Member] | 2019 Senior Secured Term Loan Facility [Member] | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Interest rate																	3.77%
Minimum [Member] | Greater Bay JV Term Loan Facility [Member]
Debt Instrument [Line Items]
Final payment amount														$ 15,000	$ 15,000
Maximum [Member] | 2019 Senior Secured Term Loan Facility [Member] | August 2021 Amendment and Restatement Agreement
Debt Instrument [Line Items]
Interest rate																	3.78%
Maximum [Member] | Greater Bay JV Term Loan Facility [Member]
Debt Instrument [Line Items]
Final payment amount														18,200	18,200
Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Receipt of indemnity payments threshold for mandatory required prepayments														$ 500	$ 500
Terminal Facility [Member]
Debt Instrument [Line Items]
Minimum debt service coverage ratio														1.10
Minimum debt service coverage ratio required to pay dividends														1.20
Terminal Facility [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of outstanding loan amount hedged														80.00%	80.00%
Terminal Facility [Member] | Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Debt Instrument [Line Items]
Percentage of loan amount hedged per counterparty														50.00%	50.00%
Derivative interest rate														0.369%	0.369%
Terminal Facility [Member] | Interest Rate Swap [Member] | Societe Generale [Member]
Debt Instrument [Line Items]
Percentage of loan amount hedged per counterparty														50.00%	50.00%
Derivative interest rate														0.362%	0.362%
Terminal Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt margin percentage														2.75%
Interest periods														3 months
Line of credit facility periodic payment														$ 3,400
Terminal Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt margin percentage														3.00%
Interest periods														6 months
Line of credit facility periodic payment														$ 3,800
Terminal Facility [Member] | Ethylene Marine Export Terminal [Member] | ING Capital LLC And SG America Securities [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 75,000
DB Credit Facility A [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 57,700
Debt margin percentage												2.47%
Line of credit facility periodic payment												$ 1,200
Debt instrument term												12 years
Line of credit facility amount outstanding														15,600	$ 15,600
Collateral requirements percentage				125.00%
Minimum ratio of stockholders' equity to total assets				30.00%
Cash and cash equivalents				$ 50,000
Percentage of senior secured loan owed				5.00%
Number of vessels to be financed | vessel												2
Santander Credit Facility A [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 81,000
Debt margin percentage											2.47%
Debt instrument term											12 years
Line of credit facility amount outstanding														23,600	23,600
Collateral requirements percentage				125.00%
Minimum ratio of stockholders' equity to total assets				30.00%
Cash and cash equivalents				$ 50,000
Percentage of senior secured loan owed				5.00%
Number of vessels to be financed | vessel											3
Santander Credit Facility A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment											$ 1,000
Santander Credit Facility A [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment											$ 1,200
Santander Credit Facility B [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 55,800
Debt margin percentage										2.47%
Debt instrument term										12 years
Line of credit facility amount outstanding														25,600	25,600
Collateral requirements percentage				125.00%
Minimum ratio of stockholders' equity to total assets				30.00%
Cash and cash equivalents				$ 50,000
Percentage of senior secured loan owed				5.00%
Number of vessels to be financed | vessel										2
Santander Credit Facility B, Tranche One [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment										$ 1,100
Santander Credit Facility B, Tranche Two [Member]
Debt Instrument [Line Items]
Line of credit facility periodic payment										1,300
DB Credit Facility B [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 60,900
Debt margin percentage										2.47%
Line of credit facility periodic payment										$ 1,300
Debt instrument term										12 years
Line of credit facility amount outstanding														$ 26,600	$ 26,600
Collateral requirements percentage				125.00%
Minimum ratio of stockholders' equity to total assets				30.00%
Cash and cash equivalents				$ 50,000
Percentage of senior secured loan owed				5.00%
Number of vessels to be financed | vessel										2